Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
October 31, 2021

Dates Covered
Collections Period	10/01/21 - 10/31/21
Interest Accrual Period	10/15/21 - 11/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/21	456,927,271.84	26,247
Yield Supplement Overcollateralization Amount 09/30/21	19,568,234.52	0
Receivables Balance 09/30/21	476,495,506.36	26,247
Principal Payments	20,567,178.90	777
Defaulted Receivables	444,765.04	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/21	18,371,652.52	0
Pool Balance at 10/31/21	437,111,909.90	25,452

Pool Statistics	$ Amount	# of Accounts
Pool Factor	50.85%
Prepayment ABS Speed	1.52%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,838,439.17	91
Past Due 61-90 days	1,038,430.35	43
Past Due 91-120 days	172,060.39	10
Past Due 121+ days	0.00	0
Total	3,048,929.91	144

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.67%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	385,071.03
Aggregate Net Losses/(Gains) - October 2021	59,694.01
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.15%
Prior Net Losses/(Gains) Ratio	0.06%
Second Prior Net Losses/(Gains) Ratio	0.23%
Third Prior Net Losses/(Gains) Ratio	0.21%
Four Month Average	0.16%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.19%

Overcollateralization Target Amount	5,026,786.96
Actual Overcollateralization	5,026,786.96
Weighted Average Contract Rate	3.67%
Weighted Average Contract Rate, Yield Adjusted	6.05%
Weighted Average Remaining Term	45.32

Flow of Funds	$ Amount
Collections	22,365,773.16
Investment Earnings on Cash Accounts	204.83
Servicing Fee	(397,079.59)
Transfer to Collection Account	-
Available Funds	21,968,898.40

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	223,951.36
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,810,698.31
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,026,786.96
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,109,755.52

Total Distributions of Available Funds	21,968,898.40

Servicing Fee	397,079.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 10/15/21	451,672,608.21
Principal Paid	19,587,485.27
Note Balance @ 11/15/21	432,085,122.94

Class A-1
Note Balance @ 10/15/21	0.00
Principal Paid	0.00
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-2a
Note Balance @ 10/15/21	45,070,711.77
Principal Paid	16,112,062.05
Note Balance @ 11/15/21	28,958,649.72
Note Factor @ 11/15/21	12.4929464%

Class A-2b
Note Balance @ 10/15/21	9,721,896.44
Principal Paid	3,475,423.22
Note Balance @ 11/15/21	6,246,473.22
Note Factor @ 11/15/21	12.4929464%

Class A-3
Note Balance @ 10/15/21	281,800,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	281,800,000.00
Note Factor @ 11/15/21	100.0000000%

Class A-4
Note Balance @ 10/15/21	76,830,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	76,830,000.00
Note Factor @ 11/15/21	100.0000000%

Class B
Note Balance @ 10/15/21	25,500,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	25,500,000.00
Note Factor @ 11/15/21	100.0000000%

Class C
Note Balance @ 10/15/21	12,750,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	12,750,000.00
Note Factor @ 11/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	271,657.61
Total Principal Paid	19,587,485.27
Total Paid	19,859,142.88

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	20,657.41
Principal Paid	16,112,062.05
Total Paid to A-2a Holders	16,132,719.46

Class A-2b
One-Month Libor	0.09025%
Coupon	0.34025%
Interest Paid	2,848.45
Principal Paid	3,475,423.22
Total Paid to A-2b Holders	3,478,271.67

Class A-3
Coupon	0.63000%
Interest Paid	147,945.00
Principal Paid	0.00
Total Paid to A-3 Holders	147,945.00

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3204719
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.1071693
Total Distribution Amount	23.4276412

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0891174
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	69.5084644
Total A-2a Distribution Amount	69.5975818

A-2b Interest Distribution Amount	0.0569690
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	69.5084644
Total A-2b Distribution Amount	69.5654334

A-3 Interest Distribution Amount	0.5250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5250000

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	92.44
Noteholders' Third Priority Principal Distributable Amount	650.93
Noteholders' Principal Distributable Amount	256.63

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/21	8,498,098.59
Investment Earnings	188.36
Investment Earnings Paid	(188.36)
Deposit/(Withdrawal)	-
Balance as of 11/15/21	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,041,734.68	$1,190,215.83	$1,676,656.07
Number of Extensions	44	52	65
Ratio of extensions to Beginning of Period Receivables Balance	0.22%	0.24%	0.32%